PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Detailed Information About Acquisition In Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 502,649
Depletion	(6,177)	$ (6,358)
Ending balance	529,261	502,649
Mine properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	3,239
Additions		3,677
Transfers		(355)
Depletion		(2,877)
Classified as held for sale		(3,684)
Ending balance	0	0
Mine properties | Ruby Hill, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions		2,160
Transfers		0
Depletion		(2,160)
Classified as held for sale		0
Ending balance		0
Mine properties | South Arturo, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	3,239
Additions		1,517
Transfers		(355)
Depletion		(717)
Classified as held for sale		(3,684)
Ending balance		0
Development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	76,385	30,902
Additions	32,422	69,049
Change in estimate of environmental provision	(994)	318
Transfers	899	2,703
Classified as held for sale	0	(26,587)
Ending balance	108,712	76,385
Development properties | South Arturo, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	23,402
Additions	0	482
Change in estimate of environmental provision	0	0
Transfers	0	2,703
Classified as held for sale	0	(26,587)
Ending balance	0	0
Development properties | Granite Creek, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	76,385	7,500
Additions	32,422	68,567
Change in estimate of environmental provision	(994)	318
Transfers	899	0
Classified as held for sale	0	0
Ending balance	108,712	76,385
Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	223,220	52,463
Additions	241	169,195
Change in estimate of environmental provision	(22,608)	1,762
Transfers	7,182	(200)
Classified as held for sale	0	0
Ending balance	208,035	223,220
Exploration, evaluation and pre-development properties | Ruby Hill, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	103,594	0
Additions	0	103,674
Change in estimate of environmental provision	(10,705)	(80)
Transfers	0	0
Classified as held for sale	0	0
Ending balance	92,889	103,594
Exploration, evaluation and pre-development properties | McCoy-Cove, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,105	52,213
Additions	0	0
Change in estimate of environmental provision	(84)	1,842
Transfers	7,182	50
Classified as held for sale	0	0
Ending balance	61,203	54,105
Exploration, evaluation and pre-development properties | Lone Tree, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	65,521	0
Additions	0	65,521
Change in estimate of environmental provision	(12,988)	0
Transfers	0	0
Classified as held for sale	0	0
Ending balance	52,533	65,521
Exploration, evaluation and pre-development properties | Argenta, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Additions	241
Change in estimate of environmental provision	1,169
Transfers	0
Classified as held for sale	0
Ending balance	1,410	0
Exploration, evaluation and pre-development properties | Rodeo Creek, Nevada
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	250
Additions		0
Change in estimate of environmental provision		0
Transfers		(250)
Classified as held for sale		0
Ending balance		0
Buildings, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	203,044
Ending balance	$ 212,514	$ 203,044